Capital Stock and Stockholders' Deficit - Additional Information (Details) - USD ($)			3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2023	Aug. 01, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Jul. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares outstanding	0		0						0	0
Revenue milestone										$ 65,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001						$ 0.0001	$ 0.0001
Percentage of shares of common stock held										150.00%
Common stock, shares authorized	1,000,000,000		1,000,000,000		35,000,000				1,000,000,000	1,000,000,000	35,000,000
Common stock, par value	$ 0.0001		$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	47,460,941	47,301,409	47,460,941						47,460,941	27,079,856	26,807,365
Warrants and Rights Outstanding	$ 12,018,000		$ 12,018,000						$ 12,018,000
Warrants outstanding	404,988		404,988						404,988
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)	18,759,838	18,759,838
Preferred Stock, Shares Authorized	100,000,000		100,000,000						100,000,000	100,000,000
Warrants exercisable price	$ 8.1		$ 8.1						$ 8.1
Common stock issued upon exercise of stock options										121,777	6,495,915
Legacy Allurion
Class of Stock [Line Items]
Preferred stock voting rights									The Legacy Allurion preferred stockholders voted as a single class together with holders of all other classes and series of stock of Legacy Allurion on all actions to be taken by the stockholders of the Company. The Legacy Allurion preferred stockholders were entitled to the number of votes equal to the number of shares of Legacy Allurion common stock into which the shares held by each holder were then convertible. The Legacy Allurion Series C Preferred Stockholders were entitled to elect two members of the Board of Directors
Common stock voting rights									common stockholders were entitled to elect four members of the Board of Directors.
Dividends declared									$ 0
Preferred stock, shares outstanding	19,921,042		19,921,042						19,921,042	19,593,559	19,586,918
Revenue milestone									$ 65,000,000
Percentage of shares of common stock held	150.00%		150.00%						150.00%
Preferred Stock, Shares Authorized	21,029,888		21,029,888						21,029,888	21,029,888	21,029,888
Common Stock
Class of Stock [Line Items]
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)			4,976	492	3,554	1,519				137,285	73,349
Common stock issued upon exercise of stock options			77,214	27,626	15,376	9,981	53,524	65,062		128,567	448,744
Public Warrant
Class of Stock [Line Items]
Warrants and Rights Outstanding	$ 13,206,922		$ 13,206,922						$ 13,206,922
Public Warrant | Stock Price Equals or Exceeds $12.67
Class of Stock [Line Items]
Stock price	$ 12.67		$ 12.67						$ 12.67
Warrants redumption price per share	0.01		0.01						0.01
Public Warrant | Stock Price Equals or Exceeds $7.04
Class of Stock [Line Items]
Stock price	7.04		7.04						7.04
Warrants redumption price per share	$ 0.1		$ 0.1						$ 0.1
Compute Health | IPO
Class of Stock [Line Items]
Class of Warrant Exchanged	0.6125		0.6125						0.6125
Sale of Stock, Price Per Share	$ 10		$ 10						$ 10
Number of shares sold per unit									0.5
Compute Health | IPO | Common Stock
Class of Stock [Line Items]
Shares issuable for each outstanding warrants exercised	1.420455		1.420455						1.420455
Exercise Of Stock Options [Member]
Class of Stock [Line Items]
Common stock issued upon exercise of stock options										272,491
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized												38,000,000
Maximum
Class of Stock [Line Items]
Common stock, shares authorized										35,000,000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock liquidation preference per share										$ 1.092
Original issue price										$ 1.092
Series A Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares outstanding	2,276,786		2,276,786						2,276,786	2,226,694	2,226,694
Preferred stock liquidation preference per share	$ 1.092		$ 1.092						$ 1.092
Original issue price	$ 1.092		$ 1.092						$ 1.092
Preferred Stock, Shares Authorized	2,276,786		2,276,786						2,276,786	2,276,786	2,276,786
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock liquidation preference per share										$ 2.85
Series A-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares outstanding	1,486,048		1,486,048						1,486,048	1,452,860	1,447,248
Preferred stock liquidation preference per share	$ 2.85		$ 2.85						$ 2.85
Preferred Stock, Shares Authorized	1,513,028		1,513,028						1,513,028	1,513,028	1,513,028
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock liquidation preference per share										$ 3.563
Series B Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares outstanding	2,245,515		2,245,515						2,245,515	2,187,581	2,186,552
Preferred stock liquidation preference per share	$ 3.563		$ 3.563						$ 3.563
Preferred Stock, Shares Authorized	2,298,929		2,298,929						2,298,929	2,298,929	2,298,929
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock liquidation preference per share										$ 4.935
Preferred stock redemption value to original issuance price										1.50%
Series C Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares outstanding	7,927,446		7,927,446						7,927,446	7,753,035	7,753,035
Preferred stock liquidation preference per share	$ 4.935		$ 4.935						$ 4.935
Preferred Stock redemption value to price									1.5
Preferred Stock, Shares Authorized	8,113,616		8,113,616						8,113,616	8,113,616	8,113,616
Series C Preferred Stock | Maximum
Class of Stock [Line Items]
Percentage of outstanding shares of redeemable										50.00%
Series C Preferred Stock | Maximum | Legacy Allurion
Class of Stock [Line Items]
Percentage of outstanding shares of redeemable	50.00%		50.00%						50.00%
Series D Preferred Stock
Class of Stock [Line Items]
Percentage of preferred stock dividend										6.00%
Series D Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Percentage of preferred stock dividend									6.00%
Series D-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock liquidation preference per share										$ 17.809
Preferred stock, par value										$ 11.8725
Original issue price													$ 11.8725
Series D-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares outstanding	842,283		842,283						842,283	861,656	861,656
Preferred stock liquidation preference per share	$ 17.809		$ 17.809						$ 17.809
Preferred stock, par value	$ 11.8725		$ 11.8725						$ 11.8725
Preferred Stock, Shares Authorized	1,684,565		1,684,565						1,684,565	1,684,565	1,684,565
Series D-2 Preferred Stock
Class of Stock [Line Items]
Preferred stock liquidation preference per share										$ 9.338
Preferred stock, par value										$ 6.2256
Series D-2 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares outstanding	3,644,616		3,644,616						3,644,616	3,590,311	3,590,311
Preferred stock liquidation preference per share	$ 9.338		$ 9.338						$ 9.338
Preferred stock, par value	$ 6.2256		$ 6.2256						$ 6.2256
Preferred Stock, Shares Authorized	3,644,616		3,644,616						3,644,616	3,644,616	3,644,616
Series D-3 Preferred Stock
Class of Stock [Line Items]
Preferred stock liquidation preference per share										$ 15.137
Preferred stock, par value										$ 10.0916
Series D-3 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares outstanding	1,498,348		1,498,348						1,498,348	1,521,422	1,521,422
Preferred stock liquidation preference per share	$ 15.137		$ 15.137						$ 15.137
Preferred stock, par value	$ 10.0916		$ 10.0916						$ 10.0916
Preferred Stock, Shares Authorized	1,498,348		1,498,348						1,498,348	1,521,422	1,521,422
Class A Common Stock
Class of Stock [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001						$ 0.0001
Number of shares sold per unit									1
Class A Common Stock | Compute Health | IPO
Class of Stock [Line Items]
Common stock, par value	0.0001		0.0001						$ 0.0001
Sale of Stock, Price Per Share	$ 11.5		$ 11.5						$ 11.5
Number of shares sold per unit									1